FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	£ 206,939	£ 230,810
Financial liabilities, at fair value	51,920	77,001
Debt instruments issued	91,168	72,402
Adjustments for fair value losses (gains)	£ 533	55
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent risein interest rates would lead to a £108 million fall in the overall valuation adjustment to £222 million.
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%
Adjustments for gains (losses) on change in fair value of derivatives	£ 80	£ 74
Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ (108)
Expected volatility, share options granted	19.00%	9.00%
Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ 222
Expected volatility, share options granted	80.00%	94.00%
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt instruments issued	£ 7,085	£ 7,812
Derivative financial assets, carried at fair value	23,595	25,834
Derivative financial liabilities carried at fair value	21,373	26,124
Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	183,344	204,976
Financial liabilities, at fair value	£ 30,547	£ 50,877
CVA [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	The combination of a one notch deterioration in the credit ratingof derivative counterparties and a ten per cent increase in LGD increases the CVA by £89 million.
Increase (decrease) in loss given default	10.00%
Increase (decrease) in valuation adjustment	£ 89
DVA [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent rise in the CDS spread would lead to an increase inthe DVA of £67 million to £146 million.
Increase (decrease) in credit default swap	1.00%
DVA [Member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ 67
DVA [Member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ 146
Funding Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A ten basis points increase in the cost of funds will increase the funding valuationadjustment by approximately £23 million.
Increase (decrease) in valuation adjustment	£ 23
Increase (decrease) in cost of funds	0.10%
Residential Mortgage Backed Securities [Member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt Instrument, Term	2 years
Residential Mortgage Backed Securities [Member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt Instrument, Term	5 years